ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Advances from students	10,725	13,804
Accrued expenses	8,943	13,730
Accrued professional fees	4,219	1,168
Accrued employee payroll and welfare benefits	59,152	67,979
Tuition fees payable to universities	3,497	10,324
Other payables	5,444	6,553

	91,980	113,558

Advances from students represented amounts received for books and materials, which the Group collected from students on behalf of third party vendors.